Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share based compensation stock options activity
Stock option activity under the 2016 Plan is as follows:

	Options Outstanding
Stock Option Activity	Options Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balances—January 1, 2020	2,822,165	13,613,627	$0.20	9.37	$28,762
Additional shares authorized	9,273,082	—
Options canceled and forfeited	2,632,413	(2,632,413)	$0.26
Repurchases	75,633	—
Options granted	(14,304,160)	14,304,160	$1.02
Options exercised	—	(708,514)	$0.54

Balances—December 31, 2020	499,133	24,576,860	$0.66	9.06	$187,460
Additional shares authorized
Options canceled and forfeited	—	(1,334,118)	$0.82
Repurchases	—	—
Options granted	—	445,353	$0.01
Options exercised	—	(2,435,543)	$0.49

Balances—December 31, 2021	499,133	21,252,552	$0.66	7.95	$141,137

Vested and expected to vest	—	21,252,552	$0.66	7.95	$141,137
Shares exercisable (vested and unvested)	—	7,642,374	$0.61	7.60	$51,089

Schedule of Restricted Stock Units Activity
RSU activity under the 2016 Plan is as follows:

	Number of Options	Weighted- Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value (in thousands)
Balances—December 31, 2020	—	$—	$—
Granted	10,603,232	$8.60
Vested	(26,634)	$8.30	$—
Forfeited	(543,727)	$8.50	$—
Balances—December 31, 2021	10,032,871	$8.60	$73,240

Summary of Stock Activity and the Total Number of Shares Available for Grant
The following table presents the stock activity and the total number of shares available for grant under the Company’s 2016 Plan for the years ended December 31, 2021 and 2020:

Number of Shares
Balances—January 1, 2020	2,822,165
Authorized	9,273,082
Options canceled and forfeited	2,632,413
Repurchases	75,633
Options granted	(14,304,160)
Balances—December 31, 2020	499,133
Authorized	11,063,028
Options and RSUs granted	(11,048,584)
Options and RSUs forfeited	1,148,259
Shares Repurchased	138,291
Termination of 2016 Plan reserve	(1,800,127)
Balances—December 31, 2021	—

Summary of Stock Option Activity Under the Former Parent Plan
Stock option activity under the Former Parent Plan is as follows:

	Options Outstanding
Stock Option Activity	Options Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balances—January 1, 2020	—	3,530,662	$0.01	5.37	$8,150
Options Exercised	—	(57,746)	$0.01
Balances—December 31, 2020	—	3,472,916	$0.01	4.37	$28,770
Options Exercised	—	(878,131)	$0.01
Cancelation of vested options upon reorganization	—	(445,353)	$0.01
Cancelation of unvested options upon reorganization	—	(2,149,432)	$0.01
Balances—December 31, 2021	—	—	$—	—	$—
Vested and expected to vest	—	—	$—	—	$—
Exercisable	—	—	$—	—	$—

Schedule Of Share Based Payment Award Black-Scholes Stock Options Valuation Assumptions [Table Text Block]
The assumptions in the Black-Scholes option-pricing models used to determine the fair value of stock options granted during the years ended December 31, 2021 and 2020 were as follows:

Year Ended December 31,
	2021	2020
Expected volatility	—%	49.9% - 73.5%
Expected dividend yield	—%	—%
Expected term (in years)	—	5.0 - 6.6
Risk-free interest rate	—%	1.3% - 1.4%

Summary of stock-based compensation expense
The following sets forth the total stock-based compensation expense for the Company’s stock options included in the Company’s consolidated statements of operations (in thousands):

	Year Ended December 31,
	2021	2020
Research and development expenses	$19,426	$6,130
Selling, general and administrative expenses	7,506	1,055

Total stock-based compensation expense	$26,932	$7,185